Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 27	$ 27
Series 1 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	5	5
Series 2 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	2	2
Series 3 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	9	9
Series 5 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	7	7
Series 7 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 4	$ 4